Commitments and contingencies - Additional Information (Detail) - USD ($)		3 Months Ended		9 Months Ended
	Jan. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
Rent expenses		$ 100,000	$ 100,000	$ 300,000	$ 300,000
Davita Inc [Member] | Master Care Coordination Services Agreement [Member]
Initial term of agreement				3 years
Renewal term				1 year
Monthly payment commitment for care coordination services multiplied by the number of covered patients	$ 10.00
Payment commitment for patient engagement services multiplied by the number of covered patients	$ 3.50
Maximum [Member]
Lease term		5 years		5 years
SafeHarborPlan [Member]
Defined benefit contribution percentage				5.00%
Defined benefit contribution amount		$ 100,000	$ 50,000.00	$ 300,000	$ 100,000